Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities
Schedule of other liabilities

	December 31,	December 31,
	2022	2021
Non-current other liabilities
Advance from depositary	70,243	135,741
Total	70,243	135,741
Current other liabilities
Advance from depositary – current portion	65,498	54,770
Put liability to non-controlling participants in subsidiary	46,642	85,146
Total	112,140	139,916